Marketable Securities (Tables)	12 Months Ended
Mar. 31, 2017
Marketable Securities [Abstract]
Schedule of Marketable Securities
	March 31,
	2016	2017
Cost	$13,661	$15,919

Market value	$12,020	$16,327